Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management
Schedule of net amounts of the financial instruments

All amounts are presented in Argentine Pesos, the presentation currency of the Group:

	Net monetary position liability
	06.30.18	06.30.17
Borrowing position with third parties	(9,697,165)	(5,267,218)
Lending position with related parties	360,966	315,194
Net monetary position	(9,336,199)	(4,952,024)

Schedule of interest payable

Where the interest payable is not fixed, the amount disclosed has been determined by reference to the conditions existing at each reporting date.

At June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	776,952	71,444	3,670	2,498	-	854,564
Borrowings (excluding finance lease liabilities)	1,138,838	1,387,782	5,374,580	1,235,747	11,381,419	20,518,366
Finance leases	6,945	6,498	1,803	-	-	15,246
Derivative financial instruments	264	-	-	-	46,447	46,711
Total	1,922,999	1,465,724	5,380,053	1,238,245	11,427,866	21,434,887

At June 30, 2017	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	480,612	5,940	4,570	1,497	1,489	494,108
Borrowings (excluding finance lease liabilities)	787,406	523,845	523,845	523,845	6,748,934	9,107,875
Finance leases	1,690	968	668	-	-	3,326
Derivative financial instruments	4,950	-	-	-	-	4,950
Total	1,274,658	530,753	529,083	525,342	6,750,423	9,610,259

Schedule of Groups key metrics in relation to managing its capital structure

The following table details a number of the Group’s key metrics in relation to managing its capital structure. The ratios are within the ranges previously established by the Group’s strategy.

	06.30.18	06.30.17
Gearing ratio (i)	29.21%	21.13%
Debt ratio (ii)	28.66%	16.94%

(i)	Calculated as total current and non-current borrowings divided by total current and non-current borrowings plus equity.
(ii)	Calculated as total current and non-current borrowings divided by total properties at fair value (including trading properties, property, plant and equipment, investment properties and units to be received under barter agreements).